Tema American Reshoring ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Building Products - 2.4%
Allegion PLC	7,176	$874,180

Chemicals - 4.2%
Linde PLC	3,536	1,539,999

Commercial Services & Supplies - 3.8%
Clean Harbors, Inc.(a)	6,453	1,397,655

Construction & Engineering - 9.8%
API Group Corp.(a)	23,504	837,682
Fluor Corp.(a)	28,600	1,241,240
Primoris Services Corp.	27,689	1,516,250
		3,595,172

Construction Materials - 10.8%
CRH PLC	18,432	1,507,000
Summit Materials, Inc. - Class A(a)	25,584	988,566
Vulcan Materials Co.	5,660	1,447,658
		3,943,224

Electrical Equipment - 14.9%
ABB Ltd.	21,528	1,178,571
Eaton Corp. PLC	6,139	2,043,366
Emerson Electric Co.	9,256	1,038,153
Rockwell Automation, Inc.	4,576	1,178,457
		5,438,547

Ground Transportation - 2.5%
Union Pacific Corp.	3,848	895,891

Hotels, Restaurants & Leisure - 2.3%
Compass Group PLC	29,978	837,327

Life Sciences Tools & Services - 5.9%
Danaher Corp.	4,196	1,077,533
Lonza Group AG	1,993	1,074,301
		2,151,834

Machinery - 24.1%
Caterpillar, Inc.	3,536	1,197,007
Federal Signal Corp.	14,664	1,349,381
Ingersoll Rand, Inc.	18,147	1,688,578
Parker-Hannifin Corp.	2,288	1,216,118
SPX Technologies, Inc.(a)	10,816	1,507,967
Terex Corp.	16,328	974,292
Timken Co.	10,192	885,583
		8,818,926

Metals & Mining - 3.5%
ATI, Inc.(a)	20,592	1,263,113

Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,016	455,537

Trading Companies & Distributors - 13.8%
Applied Industrial Technologies, Inc.	9,984	1,926,912
Fastenal Co.	14,352	946,945
Herc Holdings, Inc.	7,592	1,101,371
WESCO International, Inc.	5,928	1,064,017
		5,039,245
TOTAL COMMON STOCKS (Cost $33,082,589)		36,250,650

SHORT-TERM INVESTMENTS - 0.7%	Shares	Value
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 5.22%(b)	246,994	246,994
TOTAL SHORT-TERM INVESTMENTS (Cost $246,994)		246,994

TOTAL INVESTMENTS - 99.9% (Cost $33,329,583)		$36,497,644
Other Assets in Excess of Liabilities - 0.1%		25,401
TOTAL NET ASSETS - 100.0%		$36,523,045

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Tema ETF Trust
Tema American Reshoring ETF
Notes to Quarterly Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

Tema American Reshoring ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$36,250,650	$–	$–	$36,250,650
Money Market Funds	246,994	–	–	246,994
Total Assets	$36,497,644	$–	$–	$36,497,644

Refer to the Schedule of Investments for industry classifications.

Tema American Reshoring ETF invested, as a percentage of net assets, in the following countries and sectors as of May 31, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of May 31, 2024
(% of Net Assets)
United States	$32,077,728	87.9%
Switzerland	2,252,872	6.1
Ireland	874,180	2.4
United Kingdom	837,327	2.3
Taiwan, Province Of China	455,537	1.2
Other Assets in Excess of Liabilities	25,401	0.1
	$36,523,045	100.0%

Sector Classification as of May 31, 2024
(% of Net Assets)
Industrials	$26,059,616	71.3%
Materials	6,746,336	18.5
Health Care	2,151,834	5.9
Consumer Discretionary	837,327	2.3
Information Technology	455,537	1.2
Money Market Funds	246,994	0.7
Other Assets in Excess of Liabilities	25,401	0.1
	$36,523,045	100.0%